Segmental Analyses - Disclosure of Operating Segment Information (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	£ 27,655	£ 25,684	£ 25,776
Profit from operations		10,523	10,234	9,962
Net finance costs		(1,641)	(1,486)	(1,745)
Share of post-tax results of associates and joint ventures		442	415	455
Profit before taxation		9,324	9,163	8,672
Taxation on ordinary activities		(2,478)	(2,189)	(2,108)
Profit for the year		6,846	6,974	6,564
Revenue Constant rates £m
Disclosure Of Operating Segments [Line Items]
Revenue		26,273	27,561
Adjusted* segment result Constant rates £m
Disclosure Of Operating Segments [Line Items]
Profit from operations		11,626	11,952	11,661
Translation exchange £m
Disclosure Of Operating Segments [Line Items]
Revenue		1,382	(1,877)
Profit from operations		782	(802)
Adjusted at current rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		12,408	11,150	11,365
Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit from operations		(1,885)	(916)	(1,403)
Reported
Disclosure Of Operating Segments [Line Items]
Revenue		27,655	25,684	25,776
Profit from operations		10,523	10,234	9,962
Net finance costs		(1,641)	(1,486)	(1,745)
Share of post-tax results of associates and joint ventures		442	415	455
Profit before taxation		9,324	9,163	8,672
Taxation on ordinary activities		(2,478)	(2,189)	(2,108)
Profit for the year		6,846	6,974	6,564
U.S. | Revenue Constant rates £m
Disclosure Of Operating Segments [Line Items]
Revenue		11,358	12,530
U.S. | Adjusted* segment result Constant rates £m
Disclosure Of Operating Segments [Line Items]
Profit from operations		6,095	6,343
U.S. | Translation exchange £m
Disclosure Of Operating Segments [Line Items]
Revenue		1,281	(839)
Profit from operations		740	(456)
U.S. | Adjusted at current rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		6,835	5,887	5,784
U.S. | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit from operations		(630)	(321)	(809)
U.S. | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		12,639	11,691	11,473
Profit from operations		6,205	5,566	4,975
AmSSA | Revenue Constant rates £m
Disclosure Of Operating Segments [Line Items]
Revenue		3,979	4,067
AmSSA | Adjusted* segment result Constant rates £m
Disclosure Of Operating Segments [Line Items]
Profit from operations		1,659	1,688
AmSSA | Translation exchange £m
Disclosure Of Operating Segments [Line Items]
Revenue		224	(266)
Profit from operations		83	(98)
AmSSA | Adjusted at current rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		1,742	1,590	1,618
AmSSA | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit from operations		280	(94)	(65)
AmSSA | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		4,203	3,801	3,772
Profit from operations		2,022	1,496	1,553
Europe | Revenue Constant rates £m
Disclosure Of Operating Segments [Line Items]
Revenue		6,423	6,429
Europe | Adjusted* segment result Constant rates £m
Disclosure Of Operating Segments [Line Items]
Profit from operations		2,103	2,088
Europe | Translation exchange £m
Disclosure Of Operating Segments [Line Items]
Revenue		(77)	(428)
Profit from operations		(21)	(132)
Europe | Adjusted at current rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		2,082	1,956	2,110
Europe | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit from operations		(812)	(71)	(148)
Europe | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		6,346	6,001	5,994
Profit from operations		1,270	1,885	1,962
APME | Revenue Constant rates £m
Disclosure Of Operating Segments [Line Items]
Revenue		4,513	4,535
APME | Adjusted* segment result Constant rates £m
Disclosure Of Operating Segments [Line Items]
Profit from operations		1,769	1,833
APME | Translation exchange £m
Disclosure Of Operating Segments [Line Items]
Revenue		(46)	(344)
Profit from operations		(20)	(116)
APME | Adjusted at current rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		1,749	1,717	1,853
APME | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit from operations		(723)	(430)	(381)
APME | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		4,467	4,191	4,537
Profit from operations		£ 1,026	£ 1,287	£ 1,472

[1]	Revenue is net of duty, excise and other taxes of £38,527 million, £38,595 million and £39,172 million for the years ended 31 December 2022, 2021 and 2020, respectively.